Note 12 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024		Dec. 31, 2023
Statement Line Items [Line Items]
Balance at beginning of period	$ 94,272		$ 17,579
- Bilboes Gold			73,198
Decommissioning asset estimation adjustment	(899)	[1]	1,618
- Consumables and drilling	1,285		1,005
- Contractor	19		2
- Labour	472		488
- Power	5		7
- Other	676		375
Balance	95,830		94,272
Bilboes Gold [member]
Statement Line Items [Line Items]
Balance at beginning of period	73,573		0
- Bilboes Gold			73,198
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	609		375
Balance	74,182		73,573
Motapa [member]
Statement Line Items [Line Items]
Balance at beginning of period	10,592		7,844
Decommissioning asset estimation adjustment	(899)	[1]	1,466
- Consumables and drilling	1,266		903
- Contractor	14		2
- Labour	421		377
- Power	2		0
- Other	67		0
Balance	11,463		10,592
Maligreen [member]
Statement Line Items [Line Items]
Balance at beginning of period	5,998		5,626
Decommissioning asset estimation adjustment	0	[1]	152
- Consumables and drilling	19		102
- Contractor	5		0
- Labour	0		111
- Power	3		7
- Other	0		0
Balance	6,025		5,998
GG [member]
Statement Line Items [Line Items]
Balance at beginning of period	3,723		3,723
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	51		0
- Power	0		0
- Other	0		0
Balance	3,774		3,723
Sabiwa [member]
Statement Line Items [Line Items]
Balance at beginning of period	294		294
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	294		294
Abercorn [member]
Statement Line Items [Line Items]
Balance at beginning of period	27		27
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	27		27
Valentine [member]
Statement Line Items [Line Items]
Balance at beginning of period	65		65
Decommissioning asset estimation adjustment	0	[1]	0
- Consumables and drilling	0		0
- Contractor	0		0
- Labour	0		0
- Power	0		0
- Other	0		0
Balance	$ 65		$ 65

[1]	After further review of the Motapa claims the old tailings storage facility, previously included in the rehabilitation liability, is not within the Caledonia claims area. The tailing storage facility was subsequently excluded from the rehabilitation liability footprint. Refer to note 20 for more information.